TDAM Money Market Portfolio (First Prospectus Summary) | TDAM Money Market Portfolio
TDAM Money Market Portfolio
Investment Objective
The TDAM Money Market Portfolio (the "Money Market Portfolio") seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees TDAM Money Market Portfolio	Investor Class	Premium Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses TDAM Money Market Portfolio	Investor Class	Premium Class
Management Fees	0.09%	0.09%
Distribution (12b-1) Fee	0.45%	0.365%
Shareholder Servicing Fees	0.25%	0.05%
All Other Expenses	0.13%	0.075%
Total Other Expenses	0.38%	0.125%
Total Annual Operating Expenses	0.92%	0.58%

Example
This Example is intended to help you compare the cost of investing in the Money
Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example TDAM Money Market Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	94	293	509	1,131
Premium Class	59	186	324	726

Investment Strategies
The Money Market Portfolio is a money market fund. The Money Market Portfolio invests in high quality money market securities that the Investment Manager believes present minimal credit risk. To be considered high-quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment
Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The Money Market Portfolio invests in a broad spectrum of high quality U.S. dollar-
denominated money market instruments. The Money Market Portfolio's investments may include obligations issued by, or guaranteed by, U.S. or foreign governments, their agencies or instrumentalities, bank obligations, and corporate debt obligations of U.S.
and foreign issuers, as well as repurchase agreements and other money market instruments.
The Money Market Portfolio also invests in asset-backed securities and asset-backed commercial paper (collectively, "asset-backed securities"). Such securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. The credit quality of asset-backed securities purchased by the Portfolio is often improved in comparison to that of the underlying loans or receivables through credit enhancement and liquidity enhancement mechanisms. Forms of enhancement include letters of credit, surety bond guarantees, overcollateralization, excess spread protection, subordination of other classes of debt, early amortization and cash reserve accounts. Most programs utilize some or all of these forms of enhancement.
Principal Risks
Interest Rate Risk  - The income from the Money Market Portfolio will vary with changes in prevailing interest rates.

Credit Risk  - Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Money Market
Portfolio to reinvest assets in lower yielding securities.

Asset-Backed Securities Risk - The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to prepayment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs.

Banking Industry Risk - The Money Market Portfolio may invest a significant portion of its assets in obligations that are issued or backed by U.S. and
non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

Regulatory Risk - Changes in government regulations may adversely affect the value of a security held by the Money Market Portfolio. In addition, the SEC has adopted amendments to money market regulation, imposing new liquidity, credit quality, and maturity requirements on all money market funds. These changes may result in reduced yields for money market funds, including the Money Market
Portfolio. The SEC or Congress may adopt additional reforms to money market regulation, which may impact the operation or performance of the Money Market
Portfolio.

An investment in the Money Market Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Performance
The following bar chart and table illustrate the risks of investing in the Investor
Class of the Money Market Portfolio. The bar chart shows changes in the Investor
Class' performance from year to year. The returns for Premium Class shares of the
Money Market Portfolio will vary from the returns of Investor Class shares of the
Money Market Portfolio as a result of differences in expenses applicable to each
Class. The table shows average annual total returns of each Class of the Money
Market Portfolio. Of course, past performance is not necessarily an indication of how the Money Market Portfolio will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdamusa.com .
The bar chart shows changes in the Investor Class' performance from year to year.
YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year

For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.14% (for the quarter ended 9/30/07) and 0.00% (for the quarter ended 9/30/11), respectively.
The table shows average annual total returns of each Class of the Money Market Portfolio.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11	[1]
Average Annual Total Returns TDAM Money Market Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	0.03%	1.31%	1.58%	2.74%	Feb. 27, 2006
Premium Class	0.03%	1.45%		1.92%	Feb. 27, 2006

[1]	As of 12/31/11, the 7-day yields for the Money Market Portfolio - Investor Class and Premium Class were 0.01% and 0.01%, respectively.